Financial instruments and related disclosures - Impact of Interest Rate Currency Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
1% (100 basis points) increase in Sterling interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	£ 71	£ 72
1.5% (150 basis points) increase in Sterling interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	106	108
1% (100 basis points) increase in US Dollar interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(52)	(43)
1.5% (150 basis points) increase in US Dollar interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(77)	(64)
1% (100 basis points) increase in Euro interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	(21)	(20)
1.5% (150 basis points) increase in Euro interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in income	£ (32)	£ (30)